Strategic Partners Large Capitalization Value Fund,

a series of

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

Strategic Partners Conservative Allocation Fund (large cap value sleeve)

Strategic Partners Moderate Allocation Fund (large cap value sleeve)

Strategic Partners Growth Allocation Fund (large cap value sleeve),

each Fund being a series of

STRATEGIC PARTNERS ASSET ALLOCATION FUNDS

Large Capitalization Value Portfolio,

a portfolio of

THE TARGET PORTFOLIO TRUST

Supplement dated December 9, 2005 to the

Statement of Additional Information (“SAI”) of the above-referenced Funds dated as shown below

The Board of Trustees of each of the above-referenced Funds or Portfolios (collectively, “Funds”) recently approved NFJ Investment Group L.P. (“NFJ”) as an additional subadviser for the Fund or the sleeve of the Fund as indicated above.  Hotchkis and Wiley Capital Management, LLC and J.P. Morgan Investment Management, Inc. are the Funds’ current subadvisers and will continue to be subadvisers for the Funds along with NFJ.  It is anticipated that the addition of NFJ as an additional subadviser will be effective on or about December 16, 2005.

A.   The following supplements the table titled “Sub-advisory Fee Rates” as it pertains to the respective Fund:

Fund	Subadviser	Subadvisory Fee
Strategic Partners Style Specific Funds - Strategic Partners Large Cap Value Fund	Hotchkis & Wiley and JPMorgan NFJ	0.30% of average daily net assets 0.40% first $50 million 0.38% next $50 million 0.34% next $50 million 0.30% next $200 million 0.28% over $350 million (1)

(1) For purposes of the subadvisory fee calculation for each Fund, all LCV assets managed by NFJ will be aggregated with the assets of SP Style Specific-SP Small Cap Value Fund and the assets of The Target Portfolio Trust – Small Cap Value Portfolio that are managed by NFJ.

Fund	Subadviser	Subadvisory Fee

Strategic Partners Asset
Allocation Funds
– Strategic Partners Conservative Allocation Fund (LCV sleeve)
– Strategic Partners Moderate Allocation Fund (LCV sleeve)
– Strategic Partners Growth Allocation Fund (LCV sleeve)

Hotchkis & Wiley JPMorgan NFJ

0.30% of combined average daily net assets

0.30% of combined average daily net assets to $300 million; 0.25% of combined average daily net assets over $300 million (2)

0.40% first $50 million
0.38% next $50 million
0.34% next $50 million
0.30% next $200 million
0.28% over $350 million (1)

Target Portfolio Trust – Large Cap Value Portfolio	Hotchkis & Wiley and JPMorgan NFJ	0.30% of average daily net assets 0.40% first $50 million 0.38% next $50 million 0.34% next $50 million 0.30% next $200 million 0.28% over $350 million (1)

B.  The following supplements the discussion titled “Corporate Structure” for each Fund named above.

NFJ Investment Group L.P.

NFJ Investment Group L.P. (NFJ), formed in 1989, is a wholly owned subsidiary of Allianz Global Investors of America L.P. As of July 31, 2005, the firm had over $15 billion of worldwide assets under management and advice. NFJ, a disciplined, value-oriented equity manager, is located at 2100 Ross Avenue, Dallas, Texas 75201.

C.  The following information supplements the chart titled “Portfolio Managers”:

A. Other Accounts Managed by Portfolio Managers . The table below identifies, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

Portfolio	Portfolio Manager(s)	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Strategic Partners Style Specific Funds -Strategic Partners Large Cap Value Fund	Ben Fisher of NFJ Chris Najork of NJF Paul Magnuson of NFJ	3 ($1,830,572,717) 4 ($4,933,858,642) 4 ($298,433,792)	8 ($200,213,248) 1 ($44,313,594) 4 ($99,818,605)	26 ($915,154,861) 4 ($406,422,942) 3 ($959,079,705)

(2) For purposes of the subadvisory fee calculation, the assets managed by JPMorgan are aggregated with the assets of SP Style Specific-SP Large Cap Value Fund and the assets of The Target Portfolio Trust – Large Cap Value Portfolio that are managed by JPMorgan.

Portfolio	Portfolio Manager(s)	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts

Strategic Partners Asset Allocation Funds
– Strategic Partners Conservative Allocation Fund (LCV sleeve)
– Strategic Partners Moderate Allocation Fund (LCV sleeve)
– Strategic Partners Growth Allocation Fund (LCV sleeve)

Target Portfolio Trust
– Large Cap Value Portfolio

	Ben Fisher of NFJ Chris Najork of NJF Paul Magnuson of NFJ Ben Fisher of NFJ Chris Najork of NJF Paul Magnuson of NFJ	3 ($1,830,572,717) 4 ($4,933,858,642) 4 ($298,433,792) 3 ($1,830,572,717) 4 ($4,933,858,642) 4 ($298,433,792)	8 ($200,213,248) 1 ($44,313,594) 4 ($99,818,605) 8 ($200,213,248) 1 ($44,313,594) 4 ($99,818,605)	26 ($915,154,861) 4 ($406,422,942) 3 ($959,079,705) 26 ($915,154,861) 4 ($406,422,942) 3 ($959,079,705)

* As of September 30, 2005

B. Portfolio Manager Compensation / Material Conflicts of Interest . The table below identifies, for each Portfolio Manager,the structure of, and method(s) used to determine, portfolio manager compensation. The table below also identifies, for each Portfolio Manager, any material conflicts of interest that may arise between a Portfolio Manager’s management of a Portfolio’s investments and investments in other accounts.

Portfolio	Compensation Structure and Method(s)/Material Conflicts of Interest

Strategic Partners Style Specific Funds
- Strategic Partners Large Cap Value Fund

Strategic Partners Asset Allocation Funds
– Strategic Partners Conservative Allocation Fund (LCV sleeve)
– Strategic Partners Moderate Allocation Fund (LCV sleeve)
– Strategic Partners Growth Allocation

NFJ

Portfolio Manager Compensation
Contractual agreements provide the founders with competitive salaries and all benefits provided to the senior executives of Allianz.  The founders/managing directors have a separate business entity contract and employment contract, including a profit sharing agreement.  All other managing directors are eligible for profit sharing pool participation. Compensation is tied to successful job performance and growth in assets under management.  All managing directors have available to them a Deferred Compensation Plan that is 100% voluntary on the part of the individual.

Our compensation levels are on par with other industry firms.  Employees are provided very competitive compensation packages with incentives, including annual bonuses, a benefits package, vacation, sick leave,

Fund (LCV sleeve) Target Portfolio Trust – Large Cap Value

 etc.  Compensation is fixed and is not based on the fund’s performance or the assets held in the fund’s portfolio.  All NFJ employees at the same level are compensated in the same way.  There is no difference between the structure and method used to compensate the portfolio manager assigned to the fund’s account and other portfolio managers in the Company.

Conflicts of Interest
Being an investment manager with multiple clients, there could be the potential conflict of interest while managing both the Funds and other accounts at the same time. Listed below are potential conflicts that an investment professional could face. NFJ has implemented compliance policies and procedures to attempt to address these potential issues.

There is the potential conflict that a more attractive investment could be allocated to a higher fee paying account. A conflict could also arise if a disproportionate share amount of a security that is likely to increase in value is allocated to a favored account. NFJ has established allocation procedures to address fair and equitable allocation of all trades.

C. Portfolio Manager Securities Ownership . The table below identifies, for each Portfolio Manager, ownership of Trust securities by each Portfolio Manager.

Portfolio	Portfolio Manager(s)	Ownership of Trust Securities

Strategic Partners Style Specific Funds
-Strategic Partners Large Cap Value Fund

Strategic Partners Asset Allocation Funds
– Strategic Partners Conservative Allocation Fund (LCV sleeve)
– Strategic Partners Moderate Allocation Fund (LCV sleeve)
– Strategic Partners Growth Allocation Fund (LCV sleeve)

Target Portfolio Trust
– Large Cap Value

	Ben Fisher of NFJ Chris Najork of NJF Paul Magnuson of NFJ Ben Fisher of NFJ Chris Najork of NJF Paul Magnuson of NFJ Ben Fisher of NFJ Chris Najork of NJF Paul Magnuson of NFJ	None None None None None None None None None

The information in this supplement relates to the following SAIs:

Fund Name	Date of SAI

Strategic Partners Large Capitalization Value Fund, a series of
STRATEGIC PARTNERS STYLE SPECIFIC FUNDS	September 29, 2005

Strategic Partners Conservative Allocation Fund
Strategic Partners Moderate Allocation Fund
Strategic Partners Growth Allocation Fund, each a series of
STRATEGIC PARTNERS ASSET ALLOCATION FUNDS	September 30, 2005

Large Capitalization Value Portfolio, a portfolio of
THE TARGET PORTFOLIO TRUST	February 25, 2005

MF2005C15